Long-Term Debt - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Line of credit	$ 98,000,000
Remaining borrowing availability	56,000,000
Long term advances	0		$ 0
Proceeds from Private placement, outstanding balance	$ 9,992,000		$ 9,974,000
Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Fixed rate junior subordinated debt securities per security		$ 1,000
Minimum investment required under private placement		$ 50,000
Debt securities final maturity date	Sep. 30, 2029
Proceeds from Private placement, outstanding balance	$ 10,000,000
Debt instrument earliest redemption date	Sep. 30, 2024
Interest rate of private placement	5.25%
Final maturity drops period	5 years
Percentage of proceeds from sale of securities imposed as reduction	20.00%
Standby Letters of Credit [Member]
Debt Instrument [Line Items]
Long term advances	$ 42,000,000